Schedule 1 (CONDENSED STATEMENTS OF CHANGES IN EQUITY) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 18, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Beginning balance		$ 36,012	$ 3,158	$ 54
Beginning balance, shares		100,000,000
Capital contribution by owner			37,650	11,397
Issuance of shares on June 25, 2015		$ 10
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900		64,850
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000		9,000
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000, shares	2,000,000
Foreign currency transaction adjustments		(2,873)	(299)	49
Net (loss)/income		$ 43,828	$ (4,497)	(8,342)
Ending balance, shares		117,000,000	100,000,000
Ending balance		$ 150,827	$ 36,012	$ 3,158
IPO offering costs		4,900
Private placement offering costs		$ 1,000
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance
Beginning balance, shares		100,000,000	100,000,000	100,000,000
Capital contribution by owner
Issuance of shares on June 25, 2015		$ 10
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900		$ 2
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900, shares		15,000,000
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000, shares		2,000,000
Foreign currency transaction adjustments
Net (loss)/income
Ending balance, shares		117,000,000	100,000,000	100,000,000
Ending balance		$ 12
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		$ 50,910	$ 13,260	$ 1,863
Capital contribution by owner			$ 37,650	$ 11,397
Issuance of shares on June 25, 2015
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900		$ 64,848
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000		$ 9,000
Foreign currency transaction adjustments
Net (loss)/income
Ending balance		$ 124,758	$ 50,910	$ 13,260
Accumulated other comprehensive income/(loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		$ (249)	$ 50	$ 1
Capital contribution by owner
Issuance of shares on June 25, 2015
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000
Foreign currency transaction adjustments		$ (2,873)	$ (299)	$ 49
Net (loss)/income
Ending balance		$ (3,122)	$ (249)	$ 50
Retained (deficit)/earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		$ (14,649)	$ (10,152)	$ (1,810)
Capital contribution by owner
Issuance of shares on June 25, 2015
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000
Foreign currency transaction adjustments
Net (loss)/income		$ 43,828	$ (4,497)	$ (8,342)
Ending balance		29,179	(14,649)	(10,152)
YIRENDAI LTD. [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		$ 36,012	3,158	54
Beginning balance, shares		100,000,000
Capital contribution by owner			37,650	11,397
Issuance of shares on June 25, 2015		$ 10
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900		64,850
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000		9,000
Foreign currency transaction adjustments		(2,873)	(299)	49
Net (loss)/income		$ 43,828	$ (4,497)	(8,342)
Ending balance, shares		117,000,000	100,000,000
Ending balance		$ 150,827	$ 36,012	$ 3,158
IPO offering costs		4,900
Private placement offering costs		$ 1,000
YIRENDAI LTD. [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance
Beginning balance, shares		100,000,000	100,000,000	100,000,000
Capital contribution by owner
Issuance of shares on June 25, 2015		$ 10
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900		$ 2
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900, shares		15,000,000
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000, shares		2,000,000
Foreign currency transaction adjustments
Net (loss)/income
Ending balance, shares		117,000,000	100,000,000	100,000,000
Ending balance		$ 12
YIRENDAI LTD. [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		$ 50,910	$ 13,260	$ 1,863
Capital contribution by owner			$ 37,650	$ 11,397
Issuance of shares on June 25, 2015
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900		$ 64,848
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000		$ 9,000
Foreign currency transaction adjustments
Net (loss)/income
Ending balance		$ 124,758	$ 50,910	$ 13,260
YIRENDAI LTD. [Member] | Accumulated other comprehensive income/(loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		$ (249)	$ 50	$ 1
Capital contribution by owner
Issuance of shares on June 25, 2015
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000
Foreign currency transaction adjustments		$ (2,873)	$ (299)	$ 49
Net (loss)/income
Ending balance		$ (3,122)	$ (249)	$ 50
YIRENDAI LTD. [Member] | Retained (deficit)/earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		$ (14,649)	$ (10,152)	$ (1,810)
Capital contribution by owner
Issuance of shares on June 25, 2015
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000
Foreign currency transaction adjustments
Net (loss)/income		$ 43,828	$ (4,497)	$ (8,342)
Ending balance		$ 29,179	$ (14,649)	$ (10,152)